Compensation of key management (Tables)	12 Months Ended
Jun. 30, 2019
Related Party [Abstract]
Compensation earned by key management	The compensation earned by key management is as follows:

	2019	2018
	$	$

Salaries and employee benefits	3,392	4,205
Share-based compensation	1,838	2,146
Termination benefits	732	2,899

	5,962	9,250